SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Reconciliation of net (loss) income per common share

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Net (loss) income	$(125,779)	$59,195	$(2,060)	$423,181
Less: Income attributable to common stock subject to possible redemption	—	(159,486)	—	(658,996)

Adjusted net (loss) income	$(125,779)	$(100,291)	$(2,060)	$(235,815)

Weighted average shares outstanding, basic and diluted	2,697,303	2,801,350	2,752,380	2,773,842

Basic and diluted net (loss) income per common share	$(0.05)	$(0.04)	$(0.00)	$(0.09)

	Year Ended December 31,
	2019	2018
Net income	$408,427	$66,101
Less: Income attributable to common stock subject to possible redemption	(703,894)	(814,965)

Adjusted net loss	$(295,467)	$(748,864)

Weighted average shares outstanding, basic and diluted	2,783,021	2,614,505

Basic and diluted net loss per common share	$(0.11)	$(0.29)